Derivatives - Summary of Derivatives Outstanding Included in Other Assets and Liabilities (Detail) (Not Designated as Hedging Instrument [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional	$ 292,497	$ 126,011
Derivative Assets, Fair Value	8,607	2,660
Derivative Liabilities, Notional	358,969	213,090
Derivative Liabilities, Fair Value	8,607	2,660
Interest rate contracts [Member] | Pay floating, receive fixed [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional	292,497	126,011
Derivative Assets, Fair Value	8,607	2,660
Derivative Liabilities, Notional	33,236	43,539
Derivative Liabilities, Fair Value	270	1,488
Interest rate contracts [Member] | Pay fixed, receive floating [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional
Derivative Assets, Fair Value
Derivative Liabilities, Notional	325,733	169,551
Derivative Liabilities, Fair Value	$ 8,337	$ 1,172